Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Debt

Note 9. Debt

Loan Facilities

On December 23, 2016, the Company completed a new unitranche credit agreement with PNC Bank, National Association (“PNC”), and White Oak Global Advisors, LLC (“White Oak”) to provide a $65,000, 5-year credit facility (the “Credit Agreement’). This new facility replaced the Company’s previous revolving credit and term loan facilities with JPMorgan Chase Bank, N.A., and Garrison Loan Agency Services LLC. The new facility consists of a $35,000 revolving credit facility (which is subject to availability based primarily on eligible accounts receivable and eligible inventory), a Term Loan A facility of $8,500 and a Term Loan B facility of $21,500. A total of $46,700 was drawn by the Company at closing of the Credit Agreement.

Revolving Loan Facility with PNC

On December 23, 2016, the Company entered into a $35,000 revolving loan facility with PNC as the administrative agent, which loan facility includes two sub-facilities: (i) a $2,000 letter of credit sub-facility, and (ii) a $3,500 swing loan sub-facility, each of which is fully reserved against availability under the revolving loan facility. The facility matures on December 23, 2021.

The $35,000 revolving loan facility is a secured financing facility under which borrowing availability is limited to existing collateral as defined in the agreement. The maximum amount available is limited to (i) the sum of (a) up to 85% of Eligible Receivables, plus (b) 90% of Eligible Insured Foreign Receivables, plus (c) the lesser of (I) 95% of Eligible CAT Receivables, or $8,600 plus (ii) the lesser of (A) the sum of (I) up to 65% of the value of the Eligible Inventory (other than Eligible Inventory consisting of finished goods machines and service parts that are current), plus (II) 80% of the value of Eligible inventory consisting of finished goods machines, plus (III) 75% of the value of Eligible Inventory consisting of service parts that are current) or, (B) up to 90% of the appraised net orderly liquidation value of Eligible Inventory. Inventory collateral is capped at $15,000 less outstanding letters of credit and any reasonable reserves as established by the bank. At September 30, 2017, the maximum the Company could borrow based on available collateral was capped at $18,735

At September 30, 2017, the Company had drawn $7,439 under the $35,000 revolving loan facility. The Company can opt to pay interest on the revolving credit facility at either a domestic rate plus a spread, or a LIBOR rate plus a spread. The spread for domestic rate will range from 1% to 1.5% and LIBOR spread from 2% to 2.5% depending on the average undrawn availability (as defined in the loan agreement). Funds borrowed under the LIBOR options can be borrowed for periods of one, two, or three months. The weighted average interest rate for the period ending September 30, 2017 was 3.6%. Additionally, the bank assesses a 0.375% unused line fee that is payable monthly.

Term Loan A with PNC

On December 23, 2016, the Company entered into an $8,500 term loan (“Term Loan A”) facility with PNC as the administrative agent.

At September 30, 2017, the Company had no outstanding balance. The Company was required to use 40% of the net proceeds from the IPO to pay down amounts outstanding under its term loans. In addition to the amount required of $4,160, the Company repaid the remaining Term Loan A balance of $4,128 and recorded an $83 loss on debt extinguishment charge

Term Loan B with White Oak

On December 23, 2016, the Company entered into a $21,500 term loan (“Term Loan B”) facility with White Oak as the administrative agent.

At September 30, 2017, the Company had an outstanding balance of $18,388, less $553 debt issuance costs, for net debt of $17,835. The interest rate is fixed at a LIBOR rate plus 10% until delivery of the same reporting documents referenced above. After delivery of the reporting documents, the Company will pay interest at the LIBOR rate plus a spread of either 9% or 10% depending on the leverage ratio, provided that at no time will the LIBOR rate be less than 1%. The interest rate for the period ending September 30, 2017 was 10.3%.

The Company is obligated to make quarterly principal payments of $538 commencing on March 31, 2017. If the term loan is prepaid in full or in part prior to the maturity date, the Company will be required to pay a prepayment penalty. If paid prior to December 23, 2017 the prepayment penalty will be equal to 2.0% of the prepayment. The prepayment penalty percentage reduces each year towards the loan maturity date. Any unpaid principal is due on maturity, which is December 23, 2021. Interest is payable monthly beginning on December 31, 2016.

Covenants

The Company’s indebtedness is collateralized by substantially all of the Company’s assets. The facilities contain customary limitations including, but not limited to, limitations on additional indebtedness, acquisitions, and payment of dividends. The Company is also required to comply with certain financial covenants as defined in the Credit Agreement. The revolving credit facility and the term loans require the Company to maintain a Minimum Fixed Charge Coverage ratio of not less than 1.20 to 1.0. Additionally, the term loans require the Company not exceed a Leverage Ratio of 5.00 to 1.00 which shall step down to 2.85 to 1.00 by March 31, 2021 and also limits capital expenditures to $1,300 in any fiscal year. The Company was in compliance with all covenants for the period ended September 30, 2017.

NOTE 7—DEBT

Loan Facilities

On December 23, 2016, the Company completed a new unitranche credit agreement with PNC Bank, National Association (“PNC”), and White Oak Global Advisors, LLC (“White Oak”) to provide a $65,000, 5-year credit facility. This new facility replaces the Company’s previous revolving credit and term loan facilities with JPMorgan Chase Bank, N.A., and Garrison Loan Agency Services LLC. The new facility consists of a $35,000 revolving credit facility (which is subject to availability based primarily on eligible accounts receivable and eligible inventory), a Term Loan A facility of $8,500 and a Term Loan B facility of $21,500. A total of $46,700 was drawn by the Company at closing of the credit agreement.

Revolving Loan Facility with PNC

On December 23, 2016, the Company entered into a $35,000 revolving loan facility with PNC as the administrative agent, which loan facility includes two sub-facilities: (i) a $2,000 letter of credit sub-facility, and (ii) a $3,500 swing loan sub-facility, each of which is fully reserved against availability under the revolving loan facility. The facility matures on December 23, 2021.

The $35,000 revolving loan facility is a secured financing facility under which borrowing availability is limited to existing collateral as defined in the agreement. The maximum amount available is limited to (i) the sum of (a) up to 85% of Eligible Receivables, plus (b) 90% of Eligible Insured Foreign Receivables, plus (c) the lesser of (I) 95% of Eligible CAT Receivables, or $8,600 plus (ii) the lesser of (A) the sum of (I) up to 65% of the value of the Eligible Inventory (other than Eligible Inventory consisting of finished goods machines and service parts that are current), plus (II) 80% of the value of Eligible inventory consisting of finished goods machines, plus (III) 75% of the value of Eligible Inventory consisting of service parts that are current) or, (B) up to 90% of the appraised net orderly liquidation value of Eligible Inventory. Inventory collateral is capped at $15,000 less outstanding letters of credit and any reasonable reserves as established by the bank. At December 31, 2016, the maximum the Company could borrow based on available collateral was capped at $19,154.

At December 31, 2016, the Company had drawn $15,605 under the $35,000 PNC Credit Agreement. The Company can opt to pay interest on the revolving credit facility at either a domestic rate plus a spread, or a LIBOR rate plus a spread. The initial spread for domestic and LIBOR is fixed at 1.5% and 2.5%, respectively, until delivery of certain reporting documents with respect to the fiscal quarter ending March 31, 2017, at which point the spread for domestic rate will range from 1% to 1.5% and LIBOR spread from 2% to 2.5% depending on the average undrawn availability (as defined in the loan agreement). Funds borrowed under the LIBOR options can be borrowed for periods of one, two, or three months. The weighted average interest rate for the period ending December 31, 2016 was 3.6%. Additionally, the bank assesses a 0.375% unused line fee that is payable monthly.

Term Loan A with PNC

On December 23, 2016 the Company entered into an $8,500 term loan (“Term Loan A”) facility with PNC as the administrative agent.

At December 31, 2016, the Company had an outstanding balance of $8,500. The Company can opt to pay interest on Term Loan A facility at either a domestic rate plus a spread, or a LIBOR rate plus a spread. The initial spread for domestic and LIBOR rates are fixed at 2% and 3%, respectively, until delivery of certain reporting documents with respect to the fiscal quarter ending March 31, 2017, at which point the spread for domestic rate will range from 1% to 1.5% and LIBOR spread from 2% to 2.5% depending on the average undrawn availability (as defined in the loan agreement). Funds borrowed under the LIBOR options can be borrowed for periods of one, two, or three months. The weighted average interest rate for the period ending December 31, 2016 was 4.76%.

The Company is obligated to make quarterly principal payments of $212 commencing on March 31, 2017. If the term loan is prepaid in full or in part prior to the maturity date, the Company will be required to pay a prepayment penalty. If paid prior to December 23, 2017 the prepayment penalty will be equal to 1.0% of the prepayment. The prepayment penalty percentage reduces each year towards the loan maturity date. Any unpaid principal is due on maturity, which is December 23, 2021. Interest is payable monthly beginning on December 31, 2016.

Term Loan B with White Oak

On December 23, 2016 the Company entered into a $21,500 term loan (“Term Loan B”) facility with White Oak as the administrative agent.

At December 31, 2016, the Company had an outstanding balance of $21,500. The interest rate is fixed at a LIBOR rate plus 10% until delivery of the same reporting documents referenced above. After delivery of the reporting documents, the Company will pay interest at the LIBOR rate plus a spread of either 9% or 10% depending on the leverage ratio, provided that at no time will the LIBOR rate be less than 1%. The interest rate for the year ended December 31, 2016 was 11%.

The Company is obligated to make quarterly principal payments of $538 commencing on March 31, 2017. If the term loan is prepaid in full or in part prior to the maturity date, the Company will be required to pay a prepayment penalty. If paid prior to December 23, 2017 the prepayment penalty will be equal to 2.0% of the prepayment. The prepayment penalty percentage reduces each year towards the loan maturity date. Any unpaid principal is due on maturity, which is December 23, 2021. Interest is payable monthly beginning on December 31, 2016.

Covenants

The Company’s indebtedness is collateralized by substantially all of the Company’s assets and the respective equity interests of the Company’s members. The facilities contain customary limitations including, but not limited to, limitations on additional indebtedness, acquisitions, and payment of dividends. The Company is also required to comply with certain financial covenants as defined in the Credit Agreement. The revolving credit facility and the term loans require the Company to maintain a Minimum Fixed Charge Coverage ratio of not less than 1.20 to 1.0. Additionally, the term loans require the Company not exceed a Leverage Ratio of 5.00 to 1.00 which shall step down to 2.85 to 1.00 by March 31, 2021 and also limits capital expenditures to $1,300 in any fiscal year.

Schedule Debt Maturities

The scheduled annual maturities of the principal portion of debt outstanding at December 31, 2016 is as follows:

2017	$3,000
2018	3,000
2019	3,000
2020	3,000
2021	33,605

Total	$45,605